4. Stockholders Equity (Tables)	12 Months Ended
Dec. 31, 2015
Warrants and Rights Note Disclosure [Abstract]
Warrants outstanding
	As of December 31, 2015
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Term (years)	Aggregate Intrinsic Value
Outstanding, December 31, 2014	871,591	$0.88	2.83	$–
Warrants granted	3,000,000	0.22	2.43	–
Warrants exercised	–	–	–	–
Warrants expired, cancelled, forfeited	–	–	–	–

Outstanding and exercisable at December 31, 2015	3,871,591	$0.37	2.52	$–